ACQUISITIONS - Identifiable Intangible Assets (Details) - USD ($) $ in Millions			12 Months Ended
	Oct. 19, 2015	Apr. 01, 2015	Dec. 31, 2015
Amoun
Acquired Finite-Lived Intangible Assets [Line Items]
Final Fair Value	$ 520
Salix
Acquired Finite-Lived Intangible Assets [Line Items]
Final Fair Value		$ 6,756
Other 2015 Business Combinations
Acquired Finite-Lived Intangible Assets [Line Items]
Final Fair Value			$ 1,078
Product brands | Amoun
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted- Average Useful Lives (Years)	9 years
Final Fair Value	$ 480
Product brands | Salix
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted- Average Useful Lives (Years)		10 years
Final Fair Value		$ 6,089
Product brands | Other 2015 Business Combinations
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted- Average Useful Lives (Years)			7 years
Final Fair Value			$ 735
Product rights | Other 2015 Business Combinations
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted- Average Useful Lives (Years)			3 years
Final Fair Value			$ 42
Corporate brands | Amoun
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted- Average Useful Lives (Years)	17 years
Final Fair Value	$ 40
Corporate brands | Salix
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted- Average Useful Lives (Years)		20 years
Final Fair Value		$ 667
Corporate brands | Other 2015 Business Combinations
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted- Average Useful Lives (Years)			16 years
Final Fair Value			$ 7
Partner relationships | Other 2015 Business Combinations
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted- Average Useful Lives (Years)			8 years
Final Fair Value			$ 8
Technology/know-how | Other 2015 Business Combinations
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted- Average Useful Lives (Years)			10 years
Final Fair Value			$ 284
Other | Other 2015 Business Combinations
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted- Average Useful Lives (Years)			6 years
Final Fair Value			$ 2